S000064209 [Member] Investment Objectives and Goals - WESTERN ASSET SHORT DURATION INCOME ETF	Mar. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	WESTERN ASSET SHORT DURATION INCOME ETF
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Western Asset Short Duration Income ETF (the “fund”) seeks current income.